Accounting policies	6 Months Ended
Dec. 31, 2021
Accounting policies
Accounting policies

3         Accounting policies

The accounting policies adopted are consistent with those of the consolidated financial statements for the year ended 30 June 2021, except as described below.

3         Accounting policies (continued)

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

New and amended standards and interpretations adopted by the Group

No new or amended IFRS standards or interpretations, effective for the first time for the financial year beginning on 1 July 2021, have had a material impact on the interim consolidated financial statements of the Group.

New and amended standards and interpretations issued but not yet adopted

There are no IFRS or IFRS IC standards or interpretations that are not yet effective that would be expected to have a material impact on the Group in the future reporting periods or on foreseeable future transactions.